Description Of Business And Significant Accounting Policies (Narrative) (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) entity	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business And Significant Accounting Polices [Line Items]
Ownership holding period									5 years
Number of disinterested directors | entity									7
Direct or indirect ownership interest time period									10 years
Disinterested directors expenditure budget percentage									10.00%
Goodwill impairment | $									$ 0	$ 0	$ 0
Goodwill | $	$ 4,740,000,000				$ 4,740,000,000				4,740,000,000	4,740,000,000
Revenues | $	1,117,000,000	$ 1,232,000,000	$ 1,090,000,000	$ 1,072,000,000	1,079,000,000	$ 1,211,000,000	$ 1,041,000,000	$ 1,016,000,000
InfraREIT [Member]
Business And Significant Accounting Polices [Line Items]
Goodwill | $	$ 676,000,000				$ 676,000,000				$ 676,000,000	$ 676,000,000
Oncor Holdings [Member]
Business And Significant Accounting Polices [Line Items]
Number of disinterested directors | entity									2
Texas Transmission [Member]
Business And Significant Accounting Polices [Line Items]
Number of disinterested directors | entity									2
Sempra Energy [Member]
Business And Significant Accounting Polices [Line Items]
Number of disinterested directors | entity									2
Oncor Holdings [Member]
Business And Significant Accounting Polices [Line Items]
Ownership	80.25%								80.25%
Oncor Holdings [Member] | Sempra Energy [Member]
Business And Significant Accounting Polices [Line Items]
Ownership interests acquired	51.00%								51.00%
Texas Transmission [Member]
Business And Significant Accounting Polices [Line Items]
Percentage of membership interest owned by non-controlling owners	19.75%								19.75%